PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4. PROPERTY AND EQUIPMENT

The Company’s property, plant and equipment balances consist of the following:

	Facilities & Scientific Equipment	Computer Equipment	Office Equipment	Total
Cost
At January 1, 2023	£4,887,302	£348,194	£86,331	£5,321,827
Additions	91,724	18,629	-	110,353
At December 31, 2023	4,979,026	366,823	86,331	5,432,180
Additions	30,272	33,325	-	63,597
At December 31, 2024	£5,009,298	£400,148	£86,331	£5,495,777

Depreciation
At January 1, 2023	£3,155,984	£327,816	£76,856	£3,560,656
Depreciation expense	575,233	13,947	7,546	596,726
At December 31, 2023	3,731,217	341,763	84,402	4,157,382
Depreciation expense	366,065	15,987	1,535	383,587
At December 31, 2024	£4,097,282	£357,750	£85,937	£4,540,969

Net book value
At December 31, 2024	£912,016	£42,398	£394	£954,808

At December 31, 2023	£1,247,809	£25,060	£1,929	£1,274,798

Depreciation expense on these assets for the years ended December 31, 2024, 2023, and 2022, was £383,587, £596,726 and £714,550, respectively, and is included in research and development and administrative expenses in the accompanying consolidated statements of operations.